SCHEDULE OF MATURITIES LEASE LIABILITIES UNDER OPERATING LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases
2024	$ 572
2025	528
2026	403
2027	156
Total undiscounted lease payments	1,659
Less: Imputed interest	(333)
Total lease liabilities	$ 1,326	$ 263